As filed with the Securities and Exchange Commission on October 4, 2012
File Nos. 333-76651, 811-09301

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 62	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT	☒
OF 1940
Amendment No. 65	☒
(Check appropriate box or boxes)

TIAA-CREF Funds
(Exact Name of Registrant as Specified in Charter)

730 Third Avenue
New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 842-2733

Stewart P. Greene, Esq.
TIAA-CREF Funds
730 Third Avenue
New York, New York 10017-3206
(Name and Address of Agent for Service)

Copy to:
Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering:
As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 4, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This post-effective amendment on Form 485BPOS is being submitted for the sole purpose of furnishing, in Exhibit 101, XBRL Interactive Data for the related official 485APOS filing which was submitted to the Commission on September 18, 2012.

No other changes have been made to this Form 485BPOS. This Form 485BPOS does not reflect events that may have occurred subsequent to the original filing date, and does not modify or update any related disclosures made in the related official Form 485ABPOS.

Pursuant to Rule 406T of Regulation S-T, the Interactive Data Files on Exhibit 101 hereto are deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, are deemed not filed for purposes of Section 18 of the Securities and Exchange Act of 1934, as amended, and otherwise are not subject to liability under those sections.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Funds certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 28 day of September, 2012.

TIAA-CREF FUNDS

By:	/s/ Roger W. Ferguson, Jr.

Name:	Roger E. Ferguson, Jr.
Title:	Principal Executive Officer and President

          Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Roger W. Ferguson, Jr.	Principal Executive Officer and President	September 28, 2012

Roger W. Ferguson, Jr.	(Principal Executive Officer)

/s/ Phillip G. Goff	Principal Financial Officer,	September 28, 2012

Phillip G. Goff	Principal Accounting Officer and Treasurer
(Principal Financial and Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

*	September 28, 2012	*	September 28, 2012

Forrest Berkley		Thomas J. Kenny

*	September 28, 2012	*	September 28, 2012

Nancy Eckl		Bridget A. Macaskill

*	September 28, 2012	*	September 28, 2012

Michael A. Forrester		James M. Poterba

*	September 28, 2012	*	September 28, 2012

Howell E. Jackson		Maceo K. Sloan

*	September 28, 2012	*	September 28, 2012

Nancy L. Jacobs		Laura T. Starks

/s/ Stewart P. Greene	September 28, 2012

Stewart P. Greene
as attorney-in-fact

* Signed by Stewart P. Greene pursuant to powers of attorney previously filed with the Securities and Exchange Commission.

EXHIBIT LIST

101.	INS XBRL Instance Document
101.	SCH XBRL Taxonomy Extension Schema
101.	DEF XBRL Taxonomy Extension Definition Linkbase
101.	LAB XBRL Taxonomy Extension Label Linkbase
101.	PRE XBRL Taxonomy Extension Presentation Linkbase